Marketable Securities - Schedule of Fair Values of the Marketable Securities (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Apr. 01, 2025	Apr. 01, 2024
Schedule of Fair Values of the Marketable Securities [Abstract]
Beginning of the period	$ 123,912
Proceeds on sale of marketable securities	102,233
Loss on marketable securities	21,679	63,513
Total		$ 123,912	$ 123,912	$ 187,425